CASH AND CASH EQUIVALENTS	9 Months Ended
Sep. 30, 2011
CASH AND CASH EQUIVALENTS [Text Block]
NOTE 10	CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

For purposes of the statements of cash flows, cash and cash equivalents include cash on hand and demand deposits with a bank with a maturity of less than three months. Bank deposits held as collateral for the Company’s bank loans are reported as restricted cash and are not included with cash or cash equivalents on the balance sheet until the lien against such bank deposits has been released. As of September 30, 2011 and December 31, 2010, restricted cash amounted to $391,972 and $0, respectively.